UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	6/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Semi-Annual Report

June 30, 2008

Morgan Stanley

Emerging Markets Fund, Inc.

(MSF)

Morgan Stanley

Investment Management Inc.

Investment Adviser

Morgan Stanley Emerging Markets Fund, Inc.

Overview (unaudited)

Letter to Stockholders

Performance

For the six months ended June 30, 2008, the Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) had total returns, based on net asset value and market value per share (including reinvestment of distributions), of -13.76%, net of fees and -10.38%, respectively, compared to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index (the “Index”) which returned -11.76%. On June 30, 2008, the closing price of the Fund’s shares on the New York Stock Exchange was $17.78, representing a 9.0% discount to the Fund’s net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•                  The sharp price spike in the oil-led commodity complex strongly contributed to the near 12% decline in global equity markets. From an emerging markets perspective, the driver of country performance was the proportion of commodity-related companies in the country’s total market capitalization. Oil-producing economies are booming while their oil-consuming counterparts are threatened with oil-induced stagflation. Latin America, up 9.3%, was the best performing region, led by energy-rich countries Argentina (+44.7%) and Brazil (+12.4%). The Europe, Middle East, Africa (EMEA) region declined 6.4% led by Turkey (-39.3%), Poland (-12.0%), South Africa (-11.1%) and Hungary (-10.8%). Asia, a region of mostly net oil-importing countries, declined 22.0%; every market in the Asia index posted negative returns for the six-month period.

•                  Overall, country allocation and stock selection both detracted from relative return. In particular, an underweight allocation to Taiwan and Brazil and stock selection within the two countries subtracted the most value. Stock selection in Poland also hurt performance.

•                  In contrast, stock selection in South Africa and overweight allocations to Qatar and the Czech Republic helped performance.

Management Strategies

•                  During the six-month period ending June 30, 2008, we increased the Fund’s exposure to Eastern Europe by adding positions in the Czech Republic and Poland, where we like the macro outlook and the quality of economic growth driven by consumption and investment. In Russia, we shifted our portfolio away from domestic names as we are becoming concerned with the combination of negative real interest rates and rising inflation. In addition, soaring inflation makes it difficult for the central bank to cut rates in the near term.

•                  In Latin America we trimmed the Fund’s exposure to commodities in Brazil with the expectation that current commodity price moves are unsustainable. From a sentiment standpoint, Brazilian stocks represent some of the most over-crowded trades in emerging markets. In the region, we also decreased our overweight position in Mexico due to less attractive valuations and concerns over the government’s inability to cut interest rates given inflation reports.

•                  We reduced an underweight position to Taiwan given the optimism regarding the newly elected, reform-oriented government and the shift in sentiment toward improving relations with China.

•                  The Fund’s overweight allocations are in Russia, Poland, the Czech Republic, Indonesia and Mexico.

•                  In the short-term, inflation concerns are leading to monetary tightening policies and slower economic growth. In effect, global emerging markets are experiencing a cyclical bear market within an overall secular bull market, similar in pattern to what the U.S. experienced in 1990 during its long bull run from 1987 to 1994. Longer-term, we believe the secular growth case for emerging markets remains intact. In 2007, emerging markets’ share in global gross domestic product (GDP) increased to over 30%, while the U.S. share has been declining. China’s contribution alone to global GDP was higher than the U.S.’s in 2007.

Morgan Stanley Emerging Markets Fund, Inc.

Overview (unaudited)

Letter to Stockholders (cont’d)

Management Strategies (cont’d)

•                  Since November 2007, it seems that the relationship between commodity prices and emerging markets equities has broken down. Historically, commodity price corrections lag peak economic growth by five months. We have begun to shift our portfolio to seek to benefit from what, in our view, will be a leadership change away from commodities to consumer discretionary and select financials stocks.

Sincerely,

Ronald E. Robison
President and Principal Executive Officer	July 2008

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and the Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was acceptable.

Fees Relative to Other Propriety Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies substantially comparable to the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with that of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is a closed-end fund and, therefore, that the Fund’s assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board concluded that the sales commissions were competitive with those of other broker-dealers and the fall-out benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
COMMON STOCKS (97.0%)
(Unless Otherwise Noted)
Austria (0.6%)
Commercial Banks
Raiffeisen International Bank Holding AG	17,085	$2,183
Brazil (13.1%)
Commercial Banks
Banco do Brasil S.A.	132,581	2,158
Banco Nacional S.A. (Preference)	(a)(b)(c)61,598,720	—
Unibanco - Uniao de Bancos
Brasileiros S.A.	102,862	1,304
Unibanco - Uniao de Bancos
Brasileiros S.A. GDR	26,924	3,417
		6,879
Food Products
Perdigao S.A.	75,093	2,032
Household Durables
Cyrela Brazil Realty S.A.	153,227	2,114
Gafisa S.A.	45,510	784
Gafisa S.A. ADR	21,279	731
		3,629
Media
NET Servicos de
Comunicacao S.A.
(Preference)	(a)121,889	1,522
Metals & Mining
Cia Siderurgica
Nacional S.A.	67,472	2,988
CVRD ADR	243,188	7,257
CVRD, ‘A’ (Preference)	17,252	513
Usinas Siderurgicas de
Minas Gerais S.A.	45,231	2,127
Usinas Siderurgicas de
Minas Gerais S.A.,
‘A’ (Preference)	50,295	2,475
		15,360
Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A.
(Preference)	241,632	6,967
Petroleo Brasileiro S.A.
ADR (Preference)	138,335	8,016
		14,983
		44,405
China/Hong Kong (14.8%)
Automobiles
Dongfeng Motor Group Co., Ltd., ‘H’	3,786,000	1,515
Commercial Banks
China Citic Bank, ‘H’	2,086,000	1,169
China Construction Bank Corp., ‘H’	7,990,000	6,435
Industrial & Commercial Bank of China, ‘H’	6,858,000	4,688
		12,292
Electronic Equipment & Instruments
BYD Electronic International Co., Ltd.	849,500	504
Independent Power Producers & Energy Traders
China Resources
Power Holdings Co.	767,000	1,869
Datang International Power Generation Co., Ltd., ‘H’	1,830,000	1,087
		2,956
Industrial Conglomerates
Shanghai Industrial
Holdings Ltd.	566,000	1,662
Insurance
Ping An Insurance Group Co.
of China Ltd., ‘H’	434,500	3,232
Marine
China COSCO Holdings
Co., Ltd., ‘H’	1,519,000	3,709
Media
Focus Media Holding
Ltd. ADR	(a)80,400	2,229
Metals & Mining
Maanshan Iron & Steel, ‘H’	2,896,000	1,683
Oil, Gas & Consumable Fuels
China Coal Energy Co.	3,089,000	5,404
Specialty Retail
Belle International
Holdings Ltd.	61,000	55
GOME Electrical Appliances
Holdings Ltd.	9,134,000	4,334
		4,389
Wireless Telecommunication Services
China Mobile Ltd.	783,500	10,531
		50,106
Colombia (0.5%)
Commercial Banks
BanColombia S.A. ADR	49,421	1,551

6	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Czech Republic (2.4%)
Commercial Banks
Komercni Banka A.S.	6,700	$1,559
Diversified Financial Services
New World Resources
N.V., ‘A’	(a)49,513	1,756
Electric Utilities
CEZ A.S.	46,964	4,167
Media
Central European Media
Enterprises Ltd.	(a)7,112	644
		8,126
India (6.0%)
Automobiles
Maruti Suzuki India Ltd.	42,200	605
Commercial Banks
Axis Bank Ltd.	72,700	1,022
HDFC Bank Ltd.	73,700	1,726
		2,748
Construction Materials
India Cements Ltd.	207,677	662
Diversified Financial Services
Infrastructure Development
Finance Co., Ltd.	(a)221,579	533
Electric Utilities
GVK Power &
Infrastructure Ltd.	(a)729,500	584
Electrical Equipment
ABB Ltd.	43,705	816
Bharat Heavy Electricals Ltd.	33,330	1,069
		1,885
Energy Equipment & Services
Aban Offshore Ltd.	10,900	730
Household Products
Hindustan Unilever Ltd.	204,546	985
Information Technology Services
Infosys Technologies Ltd.	65,532	2,645
Tata Consultancy
Services Ltd.	29,775	594
		3,239
Media
Deccan Chronicle
Holdings Ltd.	289,000	722
Television Eighteen India Ltd.	(c)92,000	508
		1,230
Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	71,391	3,477
Pharmaceuticals
Glenmark
Pharmaceuticals Ltd.	89,394	1,323
Thrifts & Mortgage Finance
Housing Development
Finance Corp.	29,622	1,353
Wireless Telecommunication Services
Bharti Airtel Ltd.	(a)59,495	997
		20,351
Indonesia (3.2%)
Automobiles
Astra International Tbk PT	834,100	1,741
Commercial Banks
Bank Central Asia Tbk PT	3,583,500	962
Bank Mandiri Persero Tbk PT	2,339,000	659
Bank Rakyat Indonesia PT	1,653,500	915
		2,536
Diversified Telecommunication Services
Telekomunikasi
Indonesia Tbk PT	1,822,500	1,443
Gas Utilities
Perusahaan Gas Negara PT	(a)295,500	417
Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	5,083,000	4,521
		10,658
Luxembourg (0.8%)
Wireless Telecommunication Services
Millicom International
Cellular S.A.	25,883	2,679
Malaysia (0.8%)
Food Products
IOI Corp. Bhd	685,150	1,562
Industrial Conglomerates
Sime Darby Bhd	373,700	1,058
		2,620
Mexico (6.1%)
Commercial Banks
Grupo Financiero Banorte
SAB de CV, ‘O’	653,300	3,072
Construction & Engineering
Empresas ICA SAB de CV	(a)247,352	1,549

The accompanying notes are an integral part of the financial statements.	7

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Mexico (cont’d)
Food & Staples Retailing
Wal-Mart de Mexico
SAB de CV ADR	48,300	$1,924
Wal-Mart de Mexico
SAB de CV, ‘V’	316,404	1,260
		3,184
Household Durables
Corp. GEO SAB de CV, ‘B’	(a)316,511	1,059
Desarrolladora Homex
SAB de CV ADR	(a)25,488	1,493
Urbi Desarrollos
Urbanos S.A. de CV	(a)320,200	1,107
		3,659
Metals & Mining
Grupo Mexico SAB de CV, ‘B’	478,700	1,086
Wireless Telecommunication Services
America Movil SAB de
CV, ‘L’ ADR	149,833	7,904
		20,454
Nigeria (0.4%)
Commercial Banks
Guaranty Trust Bank plc GDR	118,685	1,372
Oman (0.7%)
Commercial Banks
Bank Muscat SAOG	518,054	2,422
Pakistan (1.0%)
Commercial Banks
MCB Bank Ltd.	167,800	800
National Bank of Pakistan	326,330	703
		1,503
Diversified Telecommunication Services
Pakistan Telecommunication
Co., Ltd.	961,200	543
Oil, Gas & Consumable Fuels
Oil & Gas Development
Co., Ltd.	549,700	998
Pakistan State Oil Co., Ltd.	76,400	466
		1,464
		3,510
Panama (0.5%)
Airlines
Copa Holdings S.A., ‘A’	57,500	1,619
Poland (3.0%)
Commercial Banks
Bank Pekao S.A.	22,590	1,744
Bank Zachodni WBK S.A.	16,237	1,039
Getin Holding S.A.	(a)198,318	846
Powszechna Kasa
Oszczednosci Bank
Polski S.A.	149,740	3,222
		6,851
Construction & Engineering
Budimex S.A.	(a)10,209	360
PBG S.A.	(a)7,085	852
Polimex Mostostal S.A.	274,998	683
		1,895
Diversified Telecommunication Services
Telekomunikacja Polska S.A.	73,300	710
Metals & Mining
KGHM Polska Miedz S.A.	(a)15,000	704
		10,160
Qatar (1.8%)
Commercial Banks
Commercial Bank of Qatar	24,693	1,004
Qatar Islamic Bank	40,665	1,728
Qatar National Bank SAQ,	21,631	1,364
		4,096
Insurance
Qatar Insurance Co.	29,794	1,841
		5,937
Russia (14.0%)
Energy Equipment & Services
TMK OAO GDR (Registered)	1,000	39
Food & Staples Retailing
X5 Retail Group N.V. GDR	(a)65,417	2,204
Food Products
Wimm-Bill-Dann Foods
OJSC ADR	(a)28,251	2,973
Metals & Mining
Evraz Group S.A. GDR	17,261	2,011
Mechel OAO ADR	43,677	2,164
Novolipetsk Steel OJSC
GDR (Registered)	2,415	138
Severstal GDR	43,132	1,117
		5,430
Oil, Gas & Consumable Fuels
Gazprom OAO ADR	255,395	14,813
LUKOIL ADR	138,710	13,677
Rosneft Oil Co. GDR	(a)511,897	5,938
		34,428
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(a)(b)(c)156,075	—

8	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Russia (cont’d)
Wireless Telecommunication Services
Vimpel-Communications ADR	71,333	$2,117
		47,191
South Africa (5.0%)
Construction & Engineering
Raubex Group Ltd.	360,615	1,566
Industrial Conglomerates
Murray & Roberts
Holdings Ltd.	105,943	1,177
Metals & Mining
ArcelorMittal South
Africa Ltd.	87,075	2,480
Exxaro Resources Ltd.	105,840	1,952
		4,432
Oil, Gas & Consumable Fuels
Sasol Ltd.	90,113	5,306
Wireless Telecommunication Services
MTN Group Ltd.	282,340	4,489
		16,970
South Korea (10.8%)
Automobiles
Hyundai Motor Co.	57,722	3,918
Chemicals
LG Chem Ltd.	24,504	2,343
SSCP Co., Ltd.	(a)37,645	581
		2,924
Commercial Banks
Kookmin Bank	17,840	1,054
Shinhan Financial
Group Co., Ltd.	50,321	2,275
		3,329
Construction & Engineering
Hyundai Development Co.	18,520	938
Electronic Equipment & Instruments
LG Display Co., Ltd.	39,592	1,484
Household Durables
LG Electronics, Inc.	18,072	2,047
Woongjin Coway Co., Ltd.	73,477	2,157
		4,204
Insurance
Samsung Fire & Marine
Insurance Co., Ltd.	7,560	1,579
Internet Software & Services
NHN Corp.	(a)11,072	1,932
Machinery
Hyundai Heavy
Industries Co., Ltd.	3,572	1,106
Marine
STX Pan Ocean Co., Ltd.	600,000	1,204
Media
Cheil Communications, Inc.	5,092	1,207
Metals & Mining
POSCO	2,486	1,293
Personal Products
Amorepacific Corp.	1,490	923
Semiconductors & Semiconductor Equipment
Samsung Electronics
Co., Ltd.	12,590	7,523
Samsung Electronics Co.,
Ltd. (Preference)	4,375	1,886
		9,409
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	21,213	983
		36,433
Taiwan (7.7%)
Chemicals
Formosa Plastics Corp.	909,000	2,192
Taiwan Fertilizer Co., Ltd.	67,000	252
		2,444
Commercial Banks
Chinatrust Financial
Holding Co., Ltd.	(a)2,192,000	2,116
First Financial Holding
Co., Ltd.	1,830,000	2,008
		4,124
Computers & Peripherals
Acer, Inc.	436,000	859
Asustek Computer, Inc.	511,059	1,391
High Tech Computer Corp.	70,000	1,568
		3,818
Construction Materials
Taiwan Cement Corp.	1,223,000	1,652
Diversified Financial Services
Yuanta Financial
Holding Co., Ltd.	(a)1,541,000	1,079
Electronic Equipment & Instruments
AU Optronics Corp.	1,535,997	2,414
HON HAI Precision
Industry Co., Ltd.	128,000	630
		3,044
Insurance
Cathay Financial
Holding Co., Ltd.	921,000	2,003
Marine
Yang Ming Marine
Transport Corp.	1,102,766	726

The accompanying notes are an integral part of the financial statements.	9

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Taiwan (cont’d)
Metals & Mining
China Steel Corp.	1,610,000	$2,485
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co., Ltd.	(a)2,184,000	4,677
		26,052
Thailand (2.4%)
Commercial Banks
Bangkok Bank PCL NVDR	429,000	1,527
Kasikornbank PCL NVDR	598,600	1,271
Siam Commercial Bank
PCL (Foreign)	450,900	1,045
		3,843
Household Durables
Land & Houses PCL
NVDR	2,664,700	550
Oil, Gas & Consumable Fuels
PTT Exploration & Production
PCL (Foreign)	280,900	1,621
PTT PCL (Foreign)	111,500	1,007
		2,628
Wireless Telecommunication Services
Advanced Info Service
PCL (Foreign)	238,600	660
Advanced Info Service
PCL NVDR	87,300	242
		902
		7,923
Turkey (1.4%)
Commercial Banks
Asya Katilim Bankasi A.S.	(a)383,300	720
Turkiye Garanti Bankasi A.S.	(a)268,932	620
		1,340
Construction & Engineering
Tekfen Holding A.S.	298,169	2,291
Insurance
Aksigorta A.S.	71,685	241
Wireless Telecommunication Services
Turkcell Iletisim Hizmet A.S.	169,773	971
		4,843
TOTAL COMMON STOCKS (Cost $294,557)		327,565
INVESTMENT COMPANY (0.7%)
India (0.7%)
Morgan Stanley Growth Fund
(Cost $440)	(a)(d)2,450,493	2,415

	Face
	Amount
	(000)
DEBT INSTRUMENT (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd.
Zero Coupon
(expired maturity)
(Cost $408)	INR(b)(c)581	—
	Shares
SHORT-TERM INVESTMENT (8.4%)
United States (8.4%)
Investment Company
Morgan Stanley
Institutional Liquidity
Money Market
Portfolio —
Institutional Class
(Cost $28,381)	(d)28,381,356	28,381
TOTAL INVESTMENTS (106.1%)
(Cost $323,786)		358,361
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.1%)		(20,674)
NET ASSETS (100%)		$337,687

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at June 30, 2008
(c)	Security was valued at fair value — At June 30, 2008, the Fund held approximately $508,000 of fair-valued securities, representing 0.2% of net assets.
(d)	See Note G within the Notes to Financial Statements regarding investments in Morgan Stanley Growth Fund and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
NVDR	Non-Voting Depositary Receipt

10	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	513	$ 320	7/1/08	USD	322	$ 322	$2
BRL	4,668	2,912	7/2/08	USD	2,890	2,890	(22)
BRL	2,384	1,487	7/3/08	USD	1,494	1,494	7
CZK	18,831	1,241	7/1/08	USD	1,229	1,229	(12)
EUR	312	491	7/1/08	USD	491	491	@—
GBP	189	376	7/1/08	USD	375	375	(1)
MXN	16,738	1,623	7/1/08	USD	1,624	1,624	1
MXN	878	85	7/2/08	USD	85	85	@—
PLN	4,818	2,261	7/1/08	USD	2,247	2,247	(14)
PLN	49	23	7/2/08	USD	23	23	@—
THB	8,804	263	7/2/08	USD	263	263	(@—)
THB	10,215	306	7/2/08	USD	305	305	(1)
THB	9,961	298	7/2/08	USD	297	297	(1)
THB	4,317	129	7/2/08	USD	129	129	(@—)
THB	6,863	205	7/2/08	USD	205	205	(@—)
THB	7,206	216	7/2/08	USD	215	215	(1)
THB	5,947	178	7/2/08	USD	178	178	(@—)
TRY	192	157	7/1/08	USD	156	156	(1)
TRY	12	10	7/2/08	USD	10	10	@—
USD	354	354	7/1/08	BRL	563	351	(3)
ZAR	27,028	3,451	7/3/08	USD	3,398	3,398	(53)
		$16,386				$16,287	$(99)

BRL	Brazilian Real
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
@	Value is less than $500.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or security type, as a percentage of total investments.

*	Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.	11

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Statement of Assets and Liabilities	June 30, 2008 (unaudited) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $294,965)	$327,565
Investments in Securities of Affiliated Issuers, at Value (Cost $28,821)	30,796
Total Investments in Securities, at Value (Cost $323,786)	358,361
Foreign Currency, at Value (Cost $11,827)	11,837
Receivable for Investments Sold	43,050
Dividends Receivable	994
Tax Reclaims Receivable	412
Country Tax Receivable	171
Unrealized Appreciation on Foreign Currency Exchange Contracts	10
Receivable from Affiliate	1
Other Assets	15
Total Assets	414,851
Liabilities:
Payable For:
Dividends Declared	74,596
Investments Purchased	1,640
Investment Advisory Fees	433
Custodian Fees	178
Bank Overdraft	87
Administration Fees	10
Directors’ Fees and Expenses	5
Unrealized Depreciation on Foreign Currency Exchange Contracts	109
Other Liabilities	106
Total Liabilities	77,164
Net Assets
Applicable to 17,294,112 Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$337,687
Net Asset Value Per Share	$19.53
Net Assets Consist of:
Common Stock	$173
Paid-in Capital	266,884
Undistributed (Distributions in Excess of) Net Investment Income	(4,112)
Accumulated Net Realized Gain (Loss)	38,709
Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Exchange
Contracts and Translations	36,033
Net Assets	$337,687

12	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Statement of Operations	Six Months Ended June 30, 2008 (unaudited) (000)
Investment Income
Dividends from Securities of Unaffiliated Issuers (Net of $295 of Foreign Taxes Withheld)	$4,280
Dividends from Security of Affiliated Issuer	131
Total Investment Income	4,411
Expenses
Investment Advisory Fees (Note B)	2,742
Custodian Fees (Note D)	344
Administration Fees (Note C)	175
Professional Fees	71
Stockholder Reporting Expenses	29
Directors’ Fees and Expenses	5
Stockholder Servicing Agent Fees	3
Other Expenses	45
Total Expenses	3,414
Waiver of Administration Fees (Note C)	(109)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(4)
Expense Offset (Note D)	(@—)
Net Expenses	3,301
Net Investment Income (Loss)	1,110
Net Realized Gain (Loss) on:
Investments from Unaffiliated Issuers (Net of Country Taxes of $44)	40,133
Investments from Affiliated Issuers	970
Foreign Currency Transactions	(390)
Net Realized Gain (Loss)	40,713
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Decrease in Deferred Capital Gain Country Tax Accruals of $931)	(118,505)
Foreign Currency Exchange Contracts and Translations	(82)
Change in Unrealized Appreciation (Depreciation)	(118,587)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(77,874)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(76,764)
@ Value is less than $500.

The accompanying notes are an integral part of the financial statements.	13

Morgan Stanley Emerging Markets Fund, Inc.

Financial Statements

Statements of Changes in Net Assets	Six Months Ended
	June 30, 2008	Year Ended
	(unaudited)	December 31, 2007
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,110	$957
Net Realized Gain (Loss)	40,713	216,858
Change in Unrealized Appreciation (Depreciation)	(118,587)	(28,483)
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,764)	189,332
Distributions from and/or in Excess of:
Net Investment Income	(745)	(251)
Net Realized Gains	(73,851)	(188,646)
Total Distributions	(74,596)	(188,897)
Capital Share Transactions:
Repurchase of Shares (116,937 and 422,076 shares, respectively)	(2,617)	(12,691)
Total Increase (Decrease)	(153,977)	(12,256)
Net Assets:
Beginning of Period	491,664	503,920
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(4,112) and $(4,477), respectively)	$337,687	$491,664

14	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

Financial Highlights

Selected Per Share Data and Ratios

	Six Months Ended		Year Ended December 31,
	June 30, 2008
	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$28.24		$28.26	$24.77	$19.48	$15.67	$10.08
Net Investment Income (Loss)†	0.06		0.05	0.12	0.22	0.19	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(4.48)		10.63	8.83	6.46	3.70	5.58
Total from Investment Operations	(4.42)		10.68	8.95	6.68	3.89	5.72
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.01)	(0.24)	(0.37)	(0.09)	(0.17)
Net Realized Gain	(4.27)		(10.78)	(5.23)	(1.03)	—	—
Total Distributions	(4.31)		(10.79)	(5.47)	(1.40)	(0.09)	(0.17)
Anti-Dilutive Effect of Share Repurchase Program	0.02		0.09	0.01	0.01	0.01	0.04
Net Asset Value, End of Period	$19.53		$28.24	$28.26	$24.77	$19.48	$15.67
Per Share Market Value, End of Period	$17.78		$24.75	$26.83	$21.92	$17.57	$14.71
TOTAL INVESTMENT RETURN:
Market Value	(10.38	)%*	32.83%	49.55%	31.97%	20.11%	78.24%
Net Asset Value (1)	(13.76	)%*	43.79%	39.50%	34.44%	25.07%	57.02%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$337,687		$491,664	$503,920	$442,734	$348,934	$282,096
Ratio of Expenses to Average Net Assets(2)	1.51	%+**	1.46%+	1.50%	1.50%	1.53%	1.67%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.51	%+**	0.17%+	0.41%	1.02%	1.15%	1.17%
Portfolio Turnover Rate	50	%*	102%	72%	54%	57%	83%
(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived by Administrator:
Ratio of Expenses to Average Net Assets	1.56	%+**	1.51%+	1.55%	1.55%	1.54%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.46	%+**	0.12%+	0.36%	0.97%	1.14%	N/A
(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†			Per share amount is based on average shares outstanding.
*			Not Annualized
**			Annualized
+

Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

The accompanying notes are an integral part of the financial statements.	15

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Notes to Financial Statements

The Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) was incorporated on August 27, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation through investments primarily in equity securities.

A.    Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.               Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A substantial portion of the Fund’s net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.                Foreign Real Estate Companies: The Fund may invest up to 10% of its net assets in foreign real estate companies. Foreign real estate companies pool investor funds for investments primarily in commercial real estate properties. They may also include among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

4.                Derivatives: The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured products. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5.               New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

6.               Fair Value Measurement: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circum- stances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$327,547	$—
Level 2 - Other Significant
Observable Inputs	30,814	(99)
Level 3- Significant Unobservable Inputs	—	—
Total	$358,361	(99)

*Other financial instruments include forwards.

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date, (except for certain dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund’s average weekly net assets.

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the “Sub- Adviser”), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser, subject to the control and supervision of the Fund, its Officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Fund, makes certain day-to-day investment decisions and places certain purchase and sale orders. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C.    Administration Fees: MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly net assets. MS Investment Management has agreed to limit the administration fee so that it will be no greater than the previous administration fee of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the six months ended June 30, 2008, approximately $109,000 of administration fees were waived pursuant to this arrangement. Under a sub-administration agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

D.    Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.     Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The Fund adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Fund’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 were as follows:

2007 Distributions Paid From: (000)		2006 Distributions Paid From: (000)
Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
$26,129	$162,768	$4,253	$93,330

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign capital gain tax and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(1,627)	$1,627	$ —

At December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary Income	Long-term Capital Gain
(000)	(000)
$14,574	$60,020

At June 30, 2008, the U.S. Federal income tax cost basis of investments was $323,786,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $34,575,000 of which $58,591,000 related to appreciated securities and $24,016,000 related to depreciated securities.

F.     Contractual Obligations:  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.            Security Transactions and Transactions with Affiliates:  The Fund invests in Morgan Stanley Growth Fund, a closed-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund was acquired at a cost of $439,634. During the six months ended June 30, 2008, the Fund had sold 1,138,300 shares of the investment for a realized gain of $970,470.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

A summary of the Fund’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market				Market
Value				Value
December	Purchases	Sales	Dividend	June
31, 2007	at Cost	Proceeds	Income	30, 2008
(000)	(000)	(000)	(000)	(000)
$5,892	$—	$1,197	$—	$2,415

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were approximately $4,000 relating to the Fund’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Fund’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$138,399	$93,582	$203,600	$131	$28,381

During the six months ended June 30, 2008, the Fund made purchases and sales totaling approximately $213,698,000 and $292,980,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended June 30, 2008, the Fund incurred approximately $1,000 of brokerage commissions with Morgan Stanley & Co., Incorporated, an affiliate of the Adviser.

Additionally, during the six months ended June 30, 2008, the Fund paid approximately $5,000 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

H.    Other: On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s shares traded from their net asset value. During the six months ended June 30, 2008, the Fund repurchased 116,937 of its shares at an average discount of 9.92% from net asset value per share. Since the inception of the program, the Fund has repurchased 5,530,238 of its shares at an average discount of 17.68% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.

On June 20, 2008, the Officers of the Fund, pursuant to authority granted by the Directors, declared a distribution of $0.0431 per share, derived from net investment income, and $4.2703 per share, derived from capital gains, payable on July 15, 2008, to stockholders of record on June 30, 2008.

I.      Supplemental Proxy Information: On June 19, 2008, an annual meeting of the Fund’s stockholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all stockholders:

	For	Withhold
Kathleen A. Dennis	13,605,824	1,391,988
Joseph J. Kearns	13,602,743	1,395,069
Michael E. Nugent	13,601,367	1,396,445
Fergus Reid	13,652,202	1,345,610

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com/msim. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549- 0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/ msim.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar-quarter website postings, by calling 1(800) 231-2608.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1(800) 548-7786 or by visiting our website at www.morganstanley.com/msim. This information is also available on the SEC’s website at www.sec.gov.

Morgan Stanley Emerging Markets Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, Rhode Island 02940-3078

1(800) 231-2608

Morgan Stanley Emerging Markets Fund, Inc.

Morgan Stanley Institutional Closed-End Funds

An Important Notice Concerning Our

U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Institutional closed-end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•                  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•                  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•                  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•                  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•                  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.     When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

Morgan Stanley Emerging Markets Fund, Inc.

Morgan Stanley Institutional Closed-End Funds

An Important Notice Concerning Our

U.S. Privacy Policy (cont’d)

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non- affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Emerging Markets Fund, Inc.

Directors
Michael E. Nugent	Kevin Klingert
Vice President
Frank L. Bowman
Dennis F. Shea
Michael Bozic	Vice President

Kathleen A. Dennis	Amy R. Doberman
Vice President
James F. Higgins
Stefanie V. Chang Yu
Dr. Manuel H. Johnson	Vice President

Joseph J. Kearns	James W. Garrett
Treasurer and Chief
Michael F. Klein	Financial Officer

W. Allen Reed	Carsten Otto
Chief Compliance Officer
Fergus Reid
Mary E. Mullin
Officers	Secretary
Michael E. Nugent
Chairman of the Board and
Director

Ronald E. Robison
President and Principal
Executive Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent

Computershare Trust Company, N.A.

250 Royall Street

Canton, Massachusetts 02021

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 231-2608 or visit our website at www.morganstanley.com/msim. All investments involve risks, including the possible loss of principal.

© 2008 Morgan Stanley

CEMSFSAN IU08-04295I-Y06/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

(a)           Refer to Item 1.

(b)           Not used.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Morgan Stanley Emerging Markets Fund, Inc.*

Period	TOTAL NUMBER OF SHARES PURCHASED	AVERAGE PRICE PAID PER SHARE	TOTAL NUMBER OF SHARES PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	MAXIMUM NUMBER OF SHARES THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
January	17,959	$21.74	17,959	Unlimited
February	—	—	—	Unlimited
March	69,678	$21.82	69,678	Unlimited
April	8,000	$22.37	8,000	Unlimited
May	21,300	$24.56	21,300	Unlimited
June	—	—	—	Unlimited

*  The Share Repurchase Program commenced on 7/30/1998.

The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 15, 2008

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 15, 2008